Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Data (Unaudited)
Net Revenue	$ 167,912	$ 156,241	$ 158,291	$ 142,718	$ 151,463	$ 136,936	$ 133,306	$ 119,638	$ 625,162	$ 541,343	$ 441,372
Operating income	41,622	24,155	38,938	29,238	34,916	4,128	33,773	23,707	133,953	96,524	30,197
Income (loss) from continuing operations					9,183	(7,294)	7,780	3,635	48,852	13,304	(25,825)
Net income (loss)	$ 25,292	$ 4,583	$ 10,893	$ 8,084	$ 9,183	$ (7,294)	$ 7,780	$ 4,194	$ 48,852	$ 13,863	$ (25,825)
Earnings (loss) per share from continuing operations-Basic (in dollars per share)					$ 0.12	$ (0.09)	$ 0.10	$ 0.04	$ 0.57	$ 0.17	$ (0.40)
Earnings (loss) per share from continuing operations-Diluted (in dollars per share)					0.12	(0.09)	0.10	0.04	0.55	0.17	(0.40)
Earnings per share from discontinued operations (in dollars per share)								0.01
Total earnings (loss) per share - Basic (in dollars per share)	$ 0.28	$ 0.05	$ 0.13	$ 0.10	0.12	(0.09)	0.10	0.05	0.57	0.18	(0.40)
Total earnings (loss) per share-Diluted (in dollars per share)	$ 0.27	$ 0.05	$ 0.13	$ 0.10	$ 0.12	$ (0.09)	$ 0.10	$ 0.05	$ 0.55	$ 0.18	$ (0.40)